Leases - Obligations and Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Lease liabilities [abstract]
Non-current	$ 16,972	$ 13,994
Current	8,900	8,542
Total lease liabilities	25,872	22,536
Gross finance lease obligations	28,641	24,072
Less: amounts representing finance charge on finance lease	2,769	1,536
Present value of minimum lease payments	$ 25,872	22,536
Ferroatlantica, S.A.U.
Lease liabilities [abstract]
Percentage of interest in subsidiary sold	100.00%
Other leases
Lease liabilities [abstract]
Non-current	$ 16,972	13,994
Current	8,900	8,542
Total lease liabilities	25,872	22,536
Not later than one year
Lease liabilities [abstract]
Gross finance lease obligations	10,161	8,836
Present value of minimum lease payments	8,900	8,542
Later than one year and not later than two years
Lease liabilities [abstract]
Non-current		6,177
Gross finance lease obligations	17,569	13,488
Present value of minimum lease payments	16,256	12,608
Later than one year and not later than two years | Other leases
Lease liabilities [abstract]
Non-current		6,177
Later than two years and not later than three years
Lease liabilities [abstract]
Non-current		4,319
Later than two years and not later than three years | Other leases
Lease liabilities [abstract]
Non-current		4,319
Later than three years and not later than four years
Lease liabilities [abstract]
Non-current		1,287
Later than three years and not later than four years | Other leases
Lease liabilities [abstract]
Non-current		1,287
Later than four years and not later than five years
Lease liabilities [abstract]
Non-current		824
Later than four years and not later than five years | Other leases
Lease liabilities [abstract]
Non-current		824
Later than five years
Lease liabilities [abstract]
Non-current		1,387
Gross finance lease obligations	911	1,748
Present value of minimum lease payments	$ 716	1,386
Later than five years | Other leases
Lease liabilities [abstract]
Non-current		$ 1,387